Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2006 Series A-1 convertible preferred stock [Member]	Dec. 31, 2008 Series A-2 convertible preferred stock [Member]	Dec. 31, 2009 Series B convertible preferred stock [Member]	Dec. 31, 2010 Series C Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, issuance costs	$ 115,049	$ 5,428	$ 117,171	$ 185,093